LEASES - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease Cost:
Operating lease (including related operating costs)	$ 81,000	$ 79,000	$ 245,000	$ 245,000	$ 327	$ 301
Short term property leases					262	261
Total lease costs					$ 589	$ 562
Supplemental Information:
Weighted-average remaining lease term (years)					9 months	1 year 9 months
Weighted-average discount rate - operating leases					12.00%	12.00%